CARILLON SERIES TRUST
Carillon ClariVest International Stock Fund

SUPPLEMENT DATED APRIL 23, 2021 TO
THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MARCH 1, 2021.

Effective April 23, 2021, Priyanshu Mutreja, CFA®, will no longer serve as a Portfolio Manager for the Carillon ClariVest International Stock Fund (the “fund”) and Gashi Zengeni, CFA®, currently an Assistant Portfolio Manager for the fund, will assume the role of Portfolio Manager for the fund.

As a result, effective April 23, 2021, the following changes are made to the fund’s Prospectus and Summary Prospectus, as applicable.

1)	All references and information relating to Priyanshu Mutreja, CFA®, are deleted.

2)
The “Portfolio Managers” section on page 6 of the Summary Prospectus and the “Summaries – Carillon ClariVest International Stock Fund – Portfolio Managers” section on page 11 of the Prospectus are deleted and replaced with the following:

Portfolio Managers | David R. Vaughn, CFA®, Alex Turner, CFA®, and Gashi Zengeni, CFA®, are Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund – Mr. Vaughn since its inception, Mr. Turner since 2015, and Ms. Zengeni since March 2021. Ms. Zengeni served as Assistant Portfolio Manager of the fund from April 2020 to April 2021.

3)	In the “Portfolio Managers” section of the Prospectus, the paragraph regarding the fund on page 92 is deleted and replaced with the following:

•
Carillon ClariVest International Stock Fund – David R. Vaughn, CFA®, Alex Turner, CFA®, and Gashi Zengeni, CFA®, are Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund – Mr. Vaughn since its inception in 2013, Mr. Turner since 2015, and Ms. Zengeni since March 2021. Mr. Vaughn has served as Portfolio Manager at ClariVest since co-founding it in 2006. Mr. Turner served as Assistant Portfolio Manager of the fund from its inception until 2015. Prior to joining ClariVest in 2008, Mr. Turner served as a Quantitative Analytic Specialist at FactSet Research Systems, Inc. Ms. Zengeni, CFA®, has served as Assistant Portfolio Manager of the fund since April 2020, and previously as an Investment Analyst at ClariVest since 2015.

* * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

CARILLON SERIES TRUST
Carillon ClariVest International Stock Fund

SUPPLEMENT DATED APRIL 23, 2021 TO
THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2021.

Effective April 23, 2021, Priyanshu Mutreja, CFA®, will no longer serve as a Portfolio Manager for the Carillon ClariVest International Stock Fund (the “fund”) and Gashi Zengeni, CFA®, currently an Assistant Portfolio Manager for the fund, will assume the role of Portfolio Manager for the fund.

As a result, effective April 23, 2021, the following changes are made to the Statement of Additional Information (SAI).

1)	All references and information relating to Priyanshu Mutreja, CFA®, in the Statement of Additional Information are deleted.

* * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE